SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of warrants and warrants units outstanding
Type	Issuance Date	Number of warrants	Exercise price	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$6.72 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$4.60	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$5.06	March 8, 2026
TOTAL		3,950,217

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $8.80.

Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2021	153,882	$0.24	2.25
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding as of June 30, 2022	153,882	$0.24	1.75

Options exercisable as of June 30, 2022	153,882	$0.24	1.75

Share options outstanding and exercisable to employees and directors under the 2019 Share Option Plan (the “2019 Plan”) as of June 30, 2022 and December 31, 2021, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2021	971,476	$4.51	8.72
Options granted	164,455	1.06	9.79
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding as of June 30, 2022	1,135,931	$4.01	8.87

Options exercisable as of June 30, 2022	490,874	$3.96	7.89

Schedule of information about share options that were granted
2022
Share price at grant day (USD)	$1.22
Expected life (years)	6.12
Risk-free interest rates	2.69%
Expected volatility	79.30%
Dividend yield	-
Exercise price	$1.057
Grant date fair value per option	$0.89